Financial items	12 Months Ended
Dec. 31, 2020
Finance Income Expense [Abstract]
Disclosure of finance income (cost) [text block]

8 Financial items

	Full year
(in USD million)	2020	2019	2018

Foreign currency exchange gains/(losses) derivative financial instruments	(1,288)	132	149
Other foreign currency exchange gains/(losses)	642	92	(315)

Net foreign currency exchange gains/(losses)	(646)	224	(166)

Dividends received	44	75	150
Gains/(losses) financial investments	473	245	(72)
Interest income financial investments, including cash and cash equivalents	108	124	45
Interest income non-current financial receivables	34	21	27
Interest income other current financial assets and other financial items	95	280	132

Interest income and other financial items	754	746	283

Gains/(losses) other derivative financial instruments	448	473	(341)

Interest expense bonds and bank loans and net interest on related derivatives	(951)	(987)	(922)
Interest expense lease liabilities	(104)	(126)	(23)
Capitalised borrowing costs	308	480	552
Accretion expense asset retirement obligations	(412)	(456)	(461)
Interest expense current financial liabilities and other finance expense	(232)	(360)	(185)

Interest and other finance expenses	(1,392)	(1,450)	(1,040)

Net financial items	(836)	(7)	(1,263)

Equinor's main financial items relate to assets and liabilities categorised in the fair value through profit or loss and the amortised cost category. For more information about financial instruments by category see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.

The line item Interest expense bonds and bank loans and net interest on related derivatives includes interest expenses of USD 1,031 million, USD 861 million, and USD 868 million for 2020, 2019 and 2018, respectively, from the financial liabilities at amortised cost category. It also includes net interest on related derivatives from the fair value through profit or loss category, amounting to a net interest income of USD 79 million for 2020, and net interest expense for USD 129 million and USD 55 million for 2019 and 2018, respectively.

The line item Gains/(losses) other derivative financial instruments primarily includes fair value changes from the fair value through profit or loss category on derivatives related to interest rate risk, with a gain of USD 432 million in 2020. Correspondingly a gain of USD 457 million and a loss of USD 357 million for 2019 and 2018, respectively.

Foreign currency exchange gains/(losses) derivative financial instruments include fair value changes of currency derivatives related to liquidity and currency risk. The line item Other foreign currency exchange gains/(losses) includes a net foreign currency exchange gain of USD 796 million, a loss of USD 74 million and a loss of USD 422 million from the fair value through profit or loss category for 2020, 2019 and 2018, respectively.